Restructuring	12 Months Ended
Feb. 29, 2016
Restructuring and Related Activities [Abstract]
Restructuring
RESTRUCTURING
Resource Alignment Program
During fiscal 2016, the Company commenced the RAP for its device software, hardware and applications business with the objectives of reallocating Company resources to capitalize on growth opportunities, providing the operational ability to better leverage contract research and development services relating to its handheld devices, and reaching sustainable profitability. During fiscal 2016, the Company incurred approximately $344 million in total pre-tax charges related to this program for employee termination benefits, facilities and manufacturing network simplification costs. Other charges and cash costs may occur as programs are implemented or changes are completed.
The following table sets forth the activity in the Company’s RAP liability for fiscal 2016:

	Employee Termination Benefits	Facilities Costs	Manufacturing Costs	Other Charges(1)	Total
Charges incurred	$73	$41	$16	$6	$136
Cash payments made	(61)	(15)	(16)	(6)	(98)
Balance as at February 29, 2016	$12	$26	$—	$—	$38

(1) Other charges consist of costs associated with duplicate redundant systems from acquisitions which are being integrated into a single solution, and the effect of foreign exchange.
The RAP charges, including non-cash charges incurred in fiscal 2016 were as follows:

Cost of sales	$44
Research and development	47
Selling, marketing and administration	253
Total RAP charges	$344

As discussed in Note 6, during fiscal 2016 the Company completed a targeted review of the individual patents comprising its patent portfolio. As a result of this review, the Company ceased enforcement and abandoned legal right and title to a number of patents, incurring a charge of approximately $136 million relating to the abandonment.
Cost Optimization and Resource Efficiency (“CORE”) Program
In fiscal 2013, the Company commenced the CORE program with the objective of improving the Company’s operations and increasing efficiency. During fiscal 2016, the Company incurred approximately $11 million in total pre-tax charges related to the CORE program, related to employee termination benefits, facilities and manufacturing network simplification costs. During fiscal 2016, the Company made cash payments of $29 million related to the CORE program, as shown in the table below.
The following table sets forth the activity in the Company’s CORE program liability for fiscal 2016 and fiscal 2015:

	Employee Termination Benefits	Facilities Costs and Foreign Exchange	Manufacturing Costs and Foreign Exchange	Total
Balance as at March 1, 2014	$13	$53	$26	$92
Charges incurred	96	48	55	199
Cash payments made	(106)	(71)	(79)	(256)
Balance as at February 28, 2015	3	30	2	35
Charges incurred	—	12	(2)	10
Cash payments made	(3)	(26)	—	(29)
Balance as at February 29, 2016	$—	$16	$—	$16

The CORE program charges, including non-cash charges incurred in fiscal 2016, fiscal 2015 and fiscal 2014, were as follows:

	For the Years Ended
	February 29, 2016	February 28, 2015	March 1, 2014
Cost of sales	$—	$23	$103
Research and development	2	70	76
Selling, marketing and administration	9	229	333
Total CORE program charges	$11	$322	$512

As part of the CORE program, the Company decided to sell certain redundant assets and discontinue certain operations to drive cost savings and efficiencies in the Company, which included divesting the majority of its Canadian commercial real estate portfolio (the “Real Estate Sale”) in fiscal 2015. The Company recorded no losses in fiscal 2016 ($12 million in fiscal 2015) related to the write-down to fair value less costs to sell of the assets held for sale. All losses on disposal or on write-down to fair value less costs to sell have been included in the selling, marketing and administration expenses on the Company’s consolidated statements of operations and included in the total CORE program charges in fiscal 2015 and prior periods.
In fiscal 2015, the Company completed the Real Estate Sale, offering properties comprising over three million square feet of space through a combination of sale-leaseback and vacant asset sales. The Company recorded proceeds of approximately $278 million and incurred a net loss on disposal of approximately $66 million on these properties for a total net loss on disposal of $137 million for the Real Estate Sale, the remainder of which was recorded in prior periods when certain of the properties were classified as held for sale and were written down to fair value less costs to sell. As part of the Real Estate Sale, the Company is leasing back office space with remaining lease terms of one month to seven years.